FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Jun. 30, 2017
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

22.	FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amounts and estimated fair values at June 30 are as follows:

	June 30, 2017
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,272	$2,272	$2,272	$—	$—
Certificates of deposit	10,380	10,380	10,380	—	—
Investment securities – available for sale	108,449	108,449	—	108,449	—
Investment securities – held to maturity	8,678	8,815	—	8,815	—
Mortgage-backed securities – held to maturity:
Agency	128,201	128,840	—	128,840	—
Private-label	1,120	1,341	—	—	1,341
Net loans receivable	77,455	77,224	—	—	77,224
Accrued interest receivable	1,206	1,206	1,206	—	—
FHLB stock	7,062	7,062	7,062	—	—
Bank owned life insurance	4,541	4,541	4,541	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$19,396	$19,396	$19,396	$—	$—
NOW accounts	23,787	23,787	23,787	—	—
Savings accounts	45,524	45,524	45,524	—	—
Money market accounts	22,484	22,484	22,484	—	—
Certificates of deposit	32,313	32,147	—	—	32,147
Advance payments by borrowers for taxes and insurance	1,785	1,785	1,785	—	—
FHLB advances – fixed rate	10,000	10,000	—	—	10,000
FHLB advances – variable rate	6,109	6,109	6,109	—	—
FHLB short-term advances	155,799	155,799	155,799	—	—
Accrued interest payable	247	247	247	—	—

	June 30, 2016
	Carrying Amount	Fair Value	Level I	Level II	Level III
	(Dollars in Thousands)
FINANCIAL ASSETS
Cash and cash equivalents	$2,343	$2,343	$2,343	$—	$—
Certificates of deposit	350	350	350	—	—
Investment securities – available for sale	107,676	107,676	—	107,676	—
Investment securities – held to maturity	9,523	9,990	—	9,990	—
Mortgage-backed securities – held to maturity:
Agency	135,957	135,976	—	135,976	—
Private-label	1,459	1,703	—	—	1,703
Net loans receivable	64,673	67,335	—	—	67,335
Accrued interest receivable	1,508	1,508	1,508	—	—
FHLB stock	6,599	6,599	6,599	—	—
Bank owned life insurance	4,410	4,410	4,410	—	—
FINANCIAL LIABILITIES
Deposits:
Non-interest bearing deposits	$17,284	$17,284	$17,284	$—	$—
NOW accounts	22,201	22,201	22,201	—	—
Savings accounts	47,232	47,232	47,232	—	—
Money market accounts	23,050	23,050	23,050	—	—
Certificates of deposit	30,250	30,241	—	—	30,241
Advance payments by borrowers for taxes and insurance	1,261	1,261	1,261	—	—
FHLB advances – fixed rate	10,000	10,498	—	—	10,498
FHLB advances – variable rate	6,109	6,109	6,109	—	—
FHLB short-term advances	144,027	144,027	144,027	—	—
Accrued interest payable	189	189	189	—	—

Financial instruments are defined as cash, evidence of an ownership interest in an entity, or a contract which creates an obligation or right to receive or deliver cash or another financial instrument from or to a second entity on potentially favorable or unfavorable terms.

Fair value is defined as the amount at which a financial instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. If a quoted market price is available for a financial instrument, the estimated fair value would be calculated based upon the market price per trading unit of the instrument.

If no readily available market exists, the fair value estimates for financial instruments should be based upon management’s judgment regarding current economic conditions, interest rate risk, expected cash flows, future estimated losses, and other factors, as determined through various option pricing formulas or simulation modeling. As many of these assumptions result from judgments made by management based upon estimates, which are inherently uncertain, the resulting estimated values may not be indicative of the amount realizable in the sale of a particular financial instrument. In addition, changes in the assumptions on which the estimated values are based may have a significant impact on the resulting estimated values.

As certain assets and liabilities, such as deferred tax assets, premises and equipment, and many other operational elements of the Company, are not considered financial instruments, but have value, this estimated fair value of financial instruments would not represent the full market value of the Company.

Estimated fair values have been determined by the Company using the best available data, as generally provided in internal Savings Bank regulatory, or third party valuation reports, using an estimation methodology suitable for each category of financial instruments. The estimation methodologies used are as follows:

Cash and Cash Equivalents, Certificates of Deposit, Accrued Interest Receivable and Payable, and FHLB Short-term Advances

The fair value approximates the current carrying value.

Investment Securities, Mortgage-Backed Securities, and FHLB Stock

The fair value of investment and mortgage-backed securities is equal to the available quoted market price. If no quoted market price is available, fair value is estimated using the quoted market price for similar securities. For discussion of valuation of private-label CMOs, see Note 6 “Unrealized Losses on Securities”. Since the FHLB stock is not actively traded on a secondary market and held exclusively by member financial institutions, the estimated fair market value approximates the carrying amount.

Net Loans Receivable, Deposits, and Advance Payments by Borrowers for Taxes and Insurance

Fair value for consumer mortgage loans is estimated using market quotes or discounting contractual cash flows for prepayment estimates. Discount rates were obtained from secondary market sources, adjusted to reflect differences in servicing, credit, and other characteristics.

The estimated fair values for consumer, fixed-rate commercial, and multi-family real estate loans are estimated by discounting contractual cash flows for prepayment estimates. Discount rates are based upon rates generally charged for such loans with similar credit characteristics.

The estimated fair value for nonperforming loans is the appraised value of the underlying collateral adjusted for estimated credit risk.

Demand, savings, money market deposit accounts, and advance payments by borrowers for taxes and insurance are reported at book value. The fair value of certificates of deposit is based upon the discounted value of the contractual cash flows. The discount rate is estimated using average market rates for deposits with similar average terms.

Bank Owned Life Insurance

The fair value of BOLI approximates the cash surrender value of the policies at those dates.

FHLB Long-term Advances

The fair values of fixed-rate advances are estimated using discounted cash flows, based on current incremental borrowing rates for similar types of borrowing arrangements. The carrying amount on variable rate advances approximates their fair value.

Commitments to Extend Credit

These financial instruments are generally not subject to sale, and estimated fair values are not readily available. The carrying value, represented by the net deferred fee arising from the unrecognized commitment, and the fair value, determined by discounting the remaining contractual fee over the term of the commitment using fees currently charged to enter into similar agreements with similar credit risk, is not considered material for disclosure.